Common Stock and Stock Plans, Summary of Performance Awards (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, shares, end of period	10,294,881
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, shares, beginning of period	6,404,965
Nonvested, fair value, beginning of period	$ 29.68
Granted, shares	3,889,916
Granted, weighted-average grant-date fair value	$ 31.44	$ 31.26	$ 27.46
Vested, shares	0
Nonvested, shares, end of period		6,404,965
Nonvested, fair value, end of period	$ 30.35	$ 29.68